INCOME TAXES - Income (Loss) Before Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income (loss)	€ (1,188)	€ 2,191	€ 20
France
Income (loss)	(2,042)	1,803	1,687
Other countries
Income (loss)	€ 854	€ 388	€ (1,667)